Basis of Preparation (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
Deferred income	€ 51,371	€ 64,739
Eli Lilly and Company
Disclosure of initial application of standards or interpretations [line items]
Deferred income	€ 50,930	€ 64,739	€ 71,209